EMPLOYEE STOCK AND SAVINGS PLANS	12 Months Ended
Jun. 30, 2015
EMPLOYEE STOCK AND SAVINGS PLANS

NOTE 21 — EMPLOYEE STOCK AND SAVINGS PLANS

We grant stock-based compensation to directors and employees. At June 30, 2015, an aggregate of 294 million shares were authorized for future grant under our stock plans. Awards that expire or are canceled without delivery of shares generally become available for issuance under the plans. We issue new shares of Microsoft common stock to satisfy exercises and vesting of awards granted under all of our stock plans.

Stock-based compensation expense and related income tax benefits were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Stock-based compensation expense	$2,574	$2,446	$2,406
Income tax benefits related to stock-based compensation	$868	$830	$842

Stock Plans

Stock awards

Stock awards (“SAs”) are grants that entitle the holder to shares of Microsoft common stock as the award vests. SAs generally vest over a four or five-year period.

Executive incentive plan

Under the Executive Incentive Plan, the Compensation Committee awards SAs to executive officers and certain senior executives. The SAs vest ratably in August of each of the four years following the grant date.

Activity for all stock plans

The fair value of each award was estimated on the date of grant using the following assumptions:

Year Ended June 30,	2015	2014	2013

Dividends per share (quarterly amounts)	$0.28 – $0.31	$0.23 – $0.28	$0.20 – $0.23
Interest rates range	1.2% – 1.9%	1.3% – 1.8%	0.6% – 1.1%

During fiscal year 2015, the following activity occurred under our stock plans:

	Shares	Weighted Average Grant-Date Fair Value

	(In millions)

Stock Awards

Nonvested balance, beginning of year	259	$27.88
Granted	75	$42.36
Vested	(94)	$27.47
Forfeited	(24)	$31.81

Nonvested balance, end of year	216	$32.72

As of June 30, 2015, there was approximately $4.7 billion of total unrecognized compensation costs related to stock awards. These costs are expected to be recognized over a weighted average period of 3 years.

During fiscal years 2014 and 2013, the following activity occurred under our stock plans:

(In millions, except fair values)	2014	2013

Stock Awards

Awards granted (a)	103	104
Weighted average grant-date fair value	$31.50	$28.37

(a)	Awards granted during fiscal year 2014 included four million shares in stock replacement awards related to the acquisition of NDS. The weighted average grant-date fair value was $37.64.

Total vest-date fair value of stock awards vested was $4.2 billion, $3.2 billion, and $2.8 billion, for fiscal years 2015, 2014, and 2013, respectively.

Employee Stock Purchase Plan

We have an employee stock purchase plan (the “Plan”) for all eligible employees. Shares of our common stock may be purchased by employees at three-month intervals at 90% of the fair market value on the last trading day of each three-month period. Employees may purchase shares having a value not exceeding 15% of their gross compensation during an offering period. Employees purchased the following shares during the periods presented:

(Shares in millions)

Year Ended June 30,	2015	2014	2013

Shares purchased	16	18	20
Average price per share	$39.87	$33.60	$26.81

At June 30, 2015, 157 million shares of our common stock were reserved for future issuance through the Plan.

Savings Plan

We have a savings plan in the U.S. that qualifies under Section 401(k) of the Internal Revenue Code, and a number of savings plans in international locations. Participating U.S. employees may contribute up to 75% of their salary, but not more than statutory limits. We contribute fifty cents for each dollar of the first 6% a participant contributes in this plan, with a maximum contribution of the lesser of 3% of a participant’s earnings or 3% of the IRS compensation limit for the given year. Matching contributions for all plans were $454 million, $420 million, and $393 million in fiscal years 2015, 2014, and 2013, respectively, and were expensed as contributed. Matching contributions in the U.S. plan are invested proportionate to each participant’s voluntary contributions in the investment options provided under the plan. Investment options in the U.S. plan include Microsoft common stock, but neither participant nor our matching contributions are required to be invested in Microsoft common stock.